AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Common Stocks - 99.8%
Communication Services - 3.4%
Atlanta Braves Holdings, Inc., Class C*	120,115	$5,216,595
Madison Square Garden Sports Corp.*	32,086	6,430,355

Total Communication Services		11,646,950
Consumer Discretionary - 18.8%
Choice Hotels International, Inc.[1]	26,917	3,430,572
Expedia Group, Inc.*	60,057	7,667,477
Lithia Motors, Inc.	31,263	8,638,905
LKQ Corp.	288,770	11,983,955
MGM Resorts International*	155,491	6,681,448
NVR, Inc.*	823	7,083,956
Polaris, Inc.	71,575	5,960,766
Ulta Beauty, Inc.*	17,277	6,304,204
Vail Resorts, Inc.	36,199	6,588,580

Total Consumer Discretionary		64,339,863
Consumer Staples - 9.5%
Albertsons Cos., Inc., Class A	282,188	5,595,788
BJ's Wholesale Club Holdings, Inc.*	112,711	9,914,060
Casey's General Stores, Inc.	15,631	6,062,327
The Kroger Co.	201,563	10,985,183

Total Consumer Staples		32,557,358
Energy - 6.9%
Delek US Holdings, Inc.	223,776	5,321,393
Texas Pacific Land Corp.[1]	7,404	6,255,640
Tidewater, Inc.*	41,752	4,131,778
Valaris, Ltd.*	100,370	7,888,078

Total Energy		23,596,889
Financials - 15.4%
Apollo Global Management, Inc.	35,258	4,418,180
Ares Management Corp., Class A	29,518	4,522,158
Brookfield Asset Management, Ltd., Class A (Canada)[1]	143,151	6,245,678
Fairfax Financial Holdings, Ltd. (Canada)	14,809	17,459,663
Global Payments, Inc.	69,107	7,024,035
WEX, Inc.*	23,858	4,376,750
Willis Towers Watson PLC (United Kingdom)	30,440	8,592,603

Total Financials		52,639,067
Health Care - 7.0%
Centene Corp.*	110,243	8,479,892
GE HealthCare Technologies, Inc.	65,816	5,570,008
Labcorp Holdings, Inc.*	45,249	9,748,444

Total Health Care		23,798,344
	Shares	Value
Industrials - 19.1%
API Group Corp.*	165,364	$6,265,642
Atkore, Inc.	32,086	4,331,610
Carlisle Cos., Inc.	8,199	3,431,937
CNH Industrial N.V. (United Kingdom)	518,610	5,523,197
Delta Air Lines, Inc.	134,184	5,772,596
Expeditors International of Washington, Inc.	57,589	7,188,259
Ferguson PLC (United Kingdom)	27,149	6,044,725
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	217,194	6,733,014
Robert Half, Inc.	63,348	4,066,308
SS&C Technologies Holdings, Inc.	127,519	9,302,511
Valmont Industries, Inc.	23,036	6,873,021

Total Industrials		65,532,820
Materials - 5.1%
Arch Resources, Inc.	28,795	4,219,907
Royal Gold, Inc.	46,071	6,363,327
Summit Materials, Inc., Class A*	160,428	6,702,682

Total Materials		17,285,916
Real Estate - 7.7%
Alexandria Real Estate Equities, Inc., REIT	58,412	6,851,144
Howard Hughes Holdings, Inc.*	54,299	4,027,357
Mid-America Apartment Communities, Inc., REIT	62,526	8,739,259
The St Joe Co.	110,243	6,799,788

Total Real Estate		26,417,548
Utilities - 6.9%
Entergy Corp.	45,249	5,247,526
IDACORP, Inc.	61,703	6,031,468
Talen Energy Corp.*	100,327	12,505,761

Total Utilities		23,784,755

Total Common Stocks (Cost $291,294,064)		341,599,510

Principal Amount
Short-Term Investments - 4.9%
Joint Repurchase Agreements - 3.4%[2]
Bank of America Securities, Inc., dated 07/31/24, due 08/01/24, 5.340% total to be received $1,792,550 (collateralized by various U.S. Treasuries, 0.000% - 4.375%, 07/31/26 - 02/15/38, totaling $1,828,130)	$1,792,284	1,792,284

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 3.4%[2] (continued)
Cantor Fitzgerald Securities, Inc., dated 07/31/24, due 08/01/24, 5.410% total to be received $2,899,228 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.000%, 02/01/28 - 02/01/57, totaling $2,956,768)	$2,898,792	$2,898,792
CF Secured, LLC., dated 07/31/24, due 08/01/24, 5.410% total to be received $2,899,228 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.500%, 04/01/30 - 11/01/53, totaling $2,956,768)	2,898,792	2,898,792
Marex Capital Markets, Inc., dated 07/31/24, due 08/01/24, 5.450% total to be received $2,899,231 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 10/01/40 - 03/01/54, totaling $2,956,768)	2,898,792	2,898,792
Mirae Asset Securities USA, Inc., dated 07/31/24, due 08/01/24, 5.440% total to be received $1,223,819 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 7.549%, 09/06/24 - 02/20/74, totaling $1,248,295)	1,223,634	1,223,634

Total Joint Repurchase Agreements		11,712,294
	Principal Amount	Value
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp., dated 07/31/24, due 08/01/24, 5.150% total to be received $5,108,731 (collateralized by a U.S. Treasury Note, 1.875%, 02/15/32, totaling $5,210,166)	$5,108,000	$5,108,000

Total Short-Term Investments (Cost $16,820,294)		16,820,294
Total Investments - 104.7% (Cost $308,114,358)		358,419,804
Other Assets, less Liabilities - (4.7)%		(16,193,472)
Net Assets - 100.0%		$342,226,332

*	Non-income producing security.
[1]	Some of these securities, amounting to $ 17,489,925 or 5.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury and U.S. Government Agency Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$341,599,510	—	—	$341,599,510
Short-Term Investments
Joint Repurchase Agreements	—	$11,712,294	—	11,712,294
Repurchase Agreements	—	5,108,000	—	5,108,000
Total Investments in Securities	$341,599,510	$16,820,294	—	$358,419,804

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$17,489,925	$11,712,294	$6,214,414	$17,926,708
The following table summarizes the securities received as collateral for securities lending at July 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.526%	08/15/24-02/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.